INVENTORIES (Tables)	12 Months Ended
Jan. 01, 2023
Inventories [Abstract]
Schedule of inventory current	INVENTORIES:

	January 1, 2023	January 2, 2022

Raw materials and spare parts inventories	$251,700	$183,065
Work in progress	77,726	53,482
Finished goods	896,514	537,811
	$1,225,940	$774,358